Basis of Presentation and Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2014
Accounting Policies [Abstract]
Schedule of Earnings Per Share

Earnings Per Share

	Net loss per share from continuing operations				Net (loss)/income attributable to common stockholders
	For the three months ended September 30,		For the nine months ended September 30,		For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013	2014	2013	2014	2013
Numerator:
Net loss from continuing operations	$(466,556)	$(774,579)	$(2,184,989)	$(3,128,846)
Net (loss)/income attributable to stockholders					$(770,930)	$(640,078)	$6,796,522	$1,143,442
Denominator:
Basic weighted average common shares outstanding	15,016,429	14,441,707	14,821,619	14,285,829	15,016,429	14,441,707	14,821,619	14,285,829
Weighted average common stock equivalents from assumed exercise of stock options and restricted stock awards	—	—	—	—	—	—	—	—
Convertible preferred stock	—	—	—	—	—	—	—	—
Preferred stock dividends	—	—	—	—	—	—	—	—

Diluted weighted average common shares outstanding	15,016,429	14,441,707	14,821,619	14,285,829	15,016,429	14,441,707	17,185,369	16,593,102
Basic net loss per share from continuing operations	$(0.03)	$(0.05)	$(0.15)	$(0.22)
Diluted net loss per share from continuing operations	$(0.03)	$(0.05)	$(0.15)	$(0.22)
Basic net (loss)/income per share attributable to common stockholders					$(0.05)	$(0.04)	$0.46	$0.08
Diluted net (loss)/income per share attributable to common stockholders					$(0.05)	$(0.04)	$0.46	$0.08

Weighted-average anti-dilutive shares related to:
Outstanding stock options	4,448,259	5,322,656	4,086,208	5,322,686	4,448,259	5,322,656	3,005,297	4,095,725
Convertible preferred stock	1,321,514	1,321,514	1,321,514	1,321,514	1,321,514	1,321,514	1,321,514	1,321,514
Preferred stock dividends	373,994	274,879	354,171	255,056	373,994	274,879	354,171	255,056
Restricted stock	330,160	261,257	290,394	219,759	330,160	261,257	290,394	219,759
Carilion warrants	366,000	366,000	366,000	366,000	366,000	366,000	366,000	366,000